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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12B-25

                                                 Commission File Number: 0-21626

                           NOTIFICATION OF LATE FILING

(Check One): [X] Form 10-K    [ ] Form 11-K   [ ] Form 20-F   [ ] Form 10-Q
             [ ] Form N-SAR

For Period Ended: May 31, 2006

[ ] Transition Report on Form 10-K [ ] Transition Report on From 10-Q
[ ] Transition Report on Form 20-F [ ] Transition Report on Form N-SAR
[ ] Transition Report on Form 11-K

    For the Transition Period Ended: _____________

    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

    If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant: ELECTROGLAS, INC.
Former name if applicable: N/A
Address of principal executive office: 5729 Fontanoso Way
City, state and zip code: San Jose, CA 95138

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                                     PART II
                             RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

                    [X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

                    [X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K, Form N-SAR or Form B-CSR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

                    [ ] (c) The accountant's statement or other exhibit required by Rule 12b- 25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

         Electroglas, Inc., a Delaware corporation (the "Company") is seeking an extension to file its Form 10-K for the period ending May 31, 2006 in order to complete the preparation of its financial statements including all applicable disclosures. During the last year, the Company has changed its fiscal year end date and has changed its independent registered public accounting firm. Also, in the last few months, the Company has experienced unanticipated turnover of a number of key finance department staff and consultants as well as the unanticipated hospitalization of one key finance department staff. As a result, the Company has experienced unanticipated delays in completing its financial statements and related disclosures for the five month transition period ended May 31, 2005 and the twelve months ended May 31, 2006 and its assessment of the effectiveness of the Company's internal control over financial reporting as required by the Sarbanes-Oxley Act under Section 404.

         Accordingly, the Company is unable to file its Form 10-K in the prescribed period without unreasonable effort or expense. The Company expects to file its Form 10-K for the fiscal year ended May 31, 2006 no later than the close of business on August 29, 2006.

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

     Thomas E. Brunton              (408)                     528-3000
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          (Name)                 (Area Code)             (Telephone Number)

(2) Have all other periodic reports required under Section 13 of 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                 [X]  Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                 [ ] Yes  [X] No

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If so, attach an explanation of the anticipated change, both narratively and quantitatively and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                ELECTROGLAS, INC.
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 15, 2006

                                                     ELECTROGLAS, INC.


                                                     By: /s/ Thomas E. Brunton
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                                                         Thomas E. Brunton
                                                         Chief Financial Officer

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